Cash at Banks (Details) - Schedule of cash and cash equivalents - Cash And Cash Equivalent [Member] - USD ($) $ in Thousands		Jun. 30, 2021	Dec. 31, 2020
Cash at Banks (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and bank balances	[1]	$ 169,033	$ 120,303
Deposits with original maturities of three months or less		11,101	13,136
Total term deposits		$ 180,134	$ 133,439

[1]	This item includes cash in the amount of USD 5,400 thousand placed in a trust account in favor of the National Association of Insurance Commissioners (NAIC) to secure policyholders’ obligations in relation to US surplus and excess lines business licensed effective 1 April 2020 (31 December 2020: USD 5,400 thousand). In addition, this item includes a deposit in the amount of USD 5,000 thousand (31 December 2020: USD 5,000 thousand) placed in favor of the Group as collateral against reinsurance arrangements. The interest earned on this deposit is not recognised as investment income and is transferred to the reinsurance company on a semi-annual basis.